Note 35 - Subsequent Events (Details Textual) - Acquisition of IPSCO [member] - Major business combination [member] $ in Millions	Jan. 02, 2020 USD ($)
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 1,067
Master distribution agreement, term (Year)	6 years
Master distribution agreement, term, available extension (Month)	1 year